Note 13 - Retirement and Pension Plans (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2017	2016

Cash	20%	18%
Debt securities	30%	30%
Equity securities	43%	45%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Years Ended December 31
	2017	2016	2015

Projected benefit obligation, beginning of the year	$877	$838	$838
Service cost	3	3	3
Interest cost	14	13	16
Benefits paid	-	-	-
Actuarial loss	58	8	11
Effect of changes in foreign exchange rate	74	15	(30)

Projected benefit obligation, end of the year	$1,026	$877	$838

Fair value of plan assets, beginning of the year	$596	$566	$545
Employer contributions	19	16	27
Actual return on plan assets	6	4	14
Effect of changes in foreign exchange rate	50	10	(20)

Fair value of plan assets, end of the year	$671	$596	$566

Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31
	2017	2016	2015

Service cost	$3	$3	$3
Interest cost	14	13	16
Expected return on plan assets	(11)	(10)	(9)
Amortization of net pension loss	3	1	6

Net periodic benefit cost	$9	$7	$16

Schedule of Net Funded Status [Table Text Block]
	December 31
	2017	2016

Accumulated benefit obligation	$(846)	$(714)

Project benefit obligation	(1,026)	(877)
Plan assets at fair value	671	596

Funded status of the plan	$(355)	$(281)

Schedule of Assumptions Used [Table Text Block]
	December 31
	2017	2016

Discount rate	1.0%	1.5%
Rate of compensation increases	2.0%	2.0%

Assumptions To Determine The Net Periodic Benefit Cost [Table Text Block]
	Years Ended December 31
	2017	2016	2015

Discount rate	1.0%	1.5%	2.0%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.5%	1.8%	1.8%

Schedule of Expected Benefit Payments [Table Text Block]
Year

2018	$16
2019	17
2020	40
2021	21
2022 and thereafter	473